CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income (loss)	$ (2,344,772)	$ 661,715	$ 1,602,824	$ 1,304,446
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	151,047	723,194	1,024,754	1,483,868
Common stock issued for services	4,200	137,500	177,313
Common stock issued for interest				19,634
Common stock issued for in process research and development				10,760
Accretion of discount on convertible notes payable	793,865	265,636	941,225	340,377
Stock based compensation	272	193,586	283,693	2,262,540
Loss on sale of assets	136,621	1,640	(512)	362
Gain (loss) on extinguishment of debt	(414,484)	(1,672,575)	(1,578,914)	954,017
Expensed note conversion costs			47,348
Gain (loss) on derivative liability valuation	25,606	(4,588,480)	(8,829,748)	(11,724,400)
Warrants issued for interest				157,400
Warrants issued for debt extinguishment costs				404,000
Warrants issued and expensed for issuance costs		1,095,309	1,095,309
Retirement of debt offering costs			53,150
Loss on impairment of assets				26,180
Allowance for doubtful accounts	(28,147)	(5,618)	31,982	10,149
Changes in assets and liabilities:
Decrease in accounts receivable	763,461	26,358	386,313	(124,997)
Decrease (increase) in inventories	17,915	(270,721)	(245,445)	(8,676)
Decrease in debt offering costs	38,934	58,907	105,805	(102,978)
Decrease in prepaid and other assets	87,534	195,030	323,618	205,498
Increase (decrease) in accounts payable and accrued expenses	(246,728)	1,414,189
Increase (decrease) in accounts payable			1,040,932	(267,452)
Increase in accrued expenses			136,682	13,823
Decrease in deferred revenues	(37,796)	(9,009)	40,886	(128,988)
Net cash used in operating activities	(1,052,472)	(1,773,339)	(3,362,785)	(5,164,437)
Cash flows from investing activities:
Purchase of equipment		(142,699)	(172,825)	(472,505)
Proceeds from the sale of assets	75,423	750	3,761	1,183
Net cash used by investing activities	75,423	(141,949)	(169,064)	(471,322)
Cash flows from financing activities:
Proceeds from equity financing	425,000	6,150,000	6,150,000
Proceeds from debt financing	770,000
Principal payments on debt		(3,741,194)	(4,017,649)	(1,526,834)
Equity issuance costs		(776,483)	(776,483)	(24,078)
Proceeds from equipment financing				700,000
Decrease in restricted cash	140,700		(140,700)
Proceeds from the exercise of options and warrants				18,304
Proceeds from notes payable, short term debt			2,024,799	1,300,000
Payments for debt extinguishment and related costs	(66,646)	(275,041)	(275,041)
Net cash provided by financing activities	1,269,054	1,357,282	2,964,926	467,392
Net increase (decrease) in cash	292,005	(558,006)	(566,923)	(5,168,367)
Cash beginning of period	394,342	961,265	961,265
Cash end of period	686,347	403,259	394,342	961,265
Supplemental disclosure of cash flow information:
Interest paid	65,700	248,643	347,902	357,246
Income taxes paid